Warrants and Options Disclosure (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Authorized amount of common stock under 2012 Stock Option Plan	6,000,000
Number of warrants and options granted in period	1,191,250	2,392,500
Options to officers, employees and directions
Number of warrants and options granted in period		3,006,000	322,000
Option exercise price		$ 0.50	$ 0.50
Options to employees
Number of warrants and options granted in period	91,250
Option exercise price	$ 0.50
Options to directors
Number of warrants and options granted in period	750,000
Option exercise price	$ 0.13